Alternative Fuel Mixture Credit	12 Months Ended
Sep. 30, 2012
Alternative Fuel Mixture Credit [Abstract]
Alternative Fuel Mixture Credit
Alternative Fuel Mixture Credit and Cellulosic Biofuel Producer Credit

In April 2009, we received notification from the IRS that our registration as an alternative fuel mixer had been approved. As a result, we were eligible for a tax credit equal to $0.50 per gallon of alternative fuel used at our Demopolis, Alabama bleached paperboard mill from January 22, 2009 through the December 31, 2009 expiration of the tax credit. The alternative fuel eligible for the tax credit is liquid fuel derived from biomass. In the first quarter of fiscal 2010, we recognized $20.9 million of alternative fuel mixture credit, which is not taxable for federal or state income tax purposes because we claimed the credit on our fiscal 2009 federal income tax return rather than as an excise tax refund, and reduced cost of goods sold in our Consumer Packaging segment by $20.7 million, net of expenses. The credit was treated as an unusual item, presented parenthetically on the face of the income statement, classified as an offset to cost of goods sold in the consolidated statements of income and as a component of the cost of inventory, to the extent appropriate. During the second quarter of fiscal 2010, the IRS released a memorandum that clarified that the entire volume of black liquor, without reduction for inorganic solids, chip water or process water, was eligible for the alternative fuel mixture credit. As a result, we reversed reserves of $8.1 million during the second quarter of fiscal 2010 and reduced cost of goods sold in our Consumer Packaging segment by $8.1 million.

In fiscal 2009, we also considered whether our use of black liquor qualified for the $1.01 cellulosic biofuel producer credit (“CBPC”) pursuant to Internal Revenue Code (“IRC”) Section 40(b)(6). IRC Section 40(b)(6) defined the requirements for qualification for the CBPC, including certain registration requirements with the EPA. The Company concluded that without further action from the either the IRS or the EPA, these registration requirements precluded black liquor from qualifying for the CBPC because they had yet to be developed.

In April 2010, in anticipation of the IRS or the EPA issuing further guidance regarding black liquor’s qualification for the CBPC, we filed an application with the IRS to be registered as a producer of cellulosic biofuel. On July 9, 2010, the IRS Office of Chief Counsel issued Chief Counsel Advice Memorandum AM 2010-002, which concluded that black liquor sold or used in a taxpayer’s trade or business during calendar year 2009, qualifies for the CBPC. Following that conclusion, on August 19, 2010, the IRS sent a Letter of Registration approving us as a producer of cellulosic biofuel through the operation of our Demopolis, Alabama bleached paperboard mill. Accordingly, each gallon of black liquor we produced during calendar year 2009 qualifies for a non-refundable CBPC of $1.01 per gallon. The CBPC is a taxable credit which results in an after-tax credit value of approximately $0.62 per gallon. We calculated the aggregate undiscounted CBPC, net of expected income taxes and interest, to be approximately $112 million. Any CBPC unused in any particular tax year may be carried forward and utilized in future years. See discussion in “Note 12. Income Taxes”.

The after tax value of the CBPC credit is of greater value to us than the AFMC previously claimed. Once the IRS concluded in fiscal 2010 that black liquor sold or used in a taxpayer’s trade or business during calendar year 2009 qualifies for the CBPC and approved our application as a qualified producer, we, in accordance with the applicable IRS instructions for claiming the CBPC and returning the AFMC in this circumstance, amended our 2009 federal income tax return to claim the CBPC credit rather than the AFMC. We have filed our fiscal 2010 federal and state tax returns and we expect to utilize the remaining CBPC tax credits in the next few years. The cumulative impact of CBPC election, net of the AFMC, was an increased after-tax benefit of $27.6 million, which was recorded as a reduction of income tax expense in the fourth quarter of fiscal 2010 and accounted for as a cumulative catch-up of a transaction directly with the government in its capacity as a taxing authority.

Smurfit-Stone submitted refund claims for alternative fuel mixture credits related to production at its qualifying U.S. mills in calendar 2009. As a result of the refund claims, Smurfit-Stone recorded unrecognized tax benefits related to the tax position that alternative fuel mixture credits are not taxable and decreased the tax value of their NOL carryforwards by recording a corresponding reserve related to this position. See discussion in “Note 12. Income Taxes”.